Schedule H, Line 4i - Schedule of Assets (Held At End Of Year)	6 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held At End Of Year)
RALLIANT RETIREMENT SAVINGS PLAN
EIN: 99-5127620, PLAN NO. 001
FORM 5500, SCHEDULE H, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

(a) (b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
Interest Bearing Cash (including Money Market Funds)
Interest Bearing Cash	496,100	US dollars	**	$496,100
Vanguard Federal Money Market Fund	4,458	shares	**	4,458
				$500,558
Corporate debt instruments
CARVANA CO PIK VAR 06/01/2030 144A	36,582	par	**	$38,343
CARVANA CO PIK VAR 06/01/2031 144A	50,144			56,584
				$94,927
Common/Collective Trust Funds
AMERICAN BEACON SMALL CAP VALUE CIT CLASS F1	618,299	units	**	$13,968,666
Geneva Small Cap Growth Collective Fund Class C	1,352,597	units	**	13,716,823
* Fidelity Managed Income Portfolio II Class 2	38,806,193	units	**	38,806,193
Harding Loevner International Equity Portfolio	56,759	units	**	1,181,714
BlackRock LifePath® Index 2030 Non-Lendable Fund M	2,403,492	units	**	44,851,654
BlackRock LifePath® Index 2035 Non-Lendable Fund M	2,236,901	units	**	45,891,541
BlackRock LifePath® Index 2040 Non-Lendable Fund M	2,078,337	units	**	33,320,405
BlackRock LifePath® Index 2045 Non-Lendable Fund M	1,383,106	units	**	29,232,958
BlackRock LifePath® Index 2050 Non-Lendable Fund M	1,128,363	units	**	27,098,835
BlackRock LifePath® Index 2055 Non-Lendable Fund M	997,271	units	**	21,025,817
BlackRock LifePath® Index 2060 Non-Lendable Fund M	761,361	units	**	16,356,219
BlackRock LifePath® Index 2065 Non-Lendable Fund M	591,639	units	**	6,187,285
BlackRock LifePath® Index Retirement Non-Lendable Fund M	305,953	units	**	40,300,079
				$331,938,189
Employer Securities
Ralliant Corporation Stock Fund
* Ralliant Corporation Common Stock	48,398	shares	**	$2,463,942

*	Fidelity Investments Money Market Government Portfolio - Institutional Class	25,598	US Dollars	**	25,598
					$2,489,540
Registered Investment Companies
	Dodge & Cox International Stock Fund Class X	1,719,097	shares	**	$28,296,343
	Dodge & Cox Income Fund Class X	817,847	shares	**	10,517,514
	PIMCO Inflation Response Multi-Asset Institutional	336,681	shares	**	3,117,667
	PIMCO Total Return Fund Institutional	1,187,078	shares	**	10,517,514
*	Fidelity® Extended Market Index Fund	255,877	shares	**	25,759,186
*	Fidelity® 500 Index Fund	459,698	shares	**	109,279,374
*	Fidelity® Large Cap Growth Index Fund	530,493	shares	**	24,545,913
	Vanguard Total Bond Market Index Fund Institutional Shares	1,280,362	shares	**	12,509,142
	Vanguard Total International Stock Index Fund Institutional Shares	83,368	shares	**	13,513,135
					$238,055,788
Common Stock
	ADYEN BV	69	shares	**	$111,497
	AIR PRODUCTS & CHEMICALS INC	3,887	shares	**	960,167
	ALPHABET INC CL A	3,019	shares	**	944,947
	ALPHABET INC CL C	11,182	shares	**	3,508,912
	ALTRIA GROUP INC	10,549	shares	**	608,255
	AMAZON.COM INC	17,374	shares	**	4,010,267
	APPLE INC	26,253	shares	**	7,137,141
	ASML HLDG NV (NY REG SHS) NEW YORK REGISTERED SHAR	486	shares	**	519,952
	BERKSHIRE HATHAWAY INC CL B	2,069	shares	**	1,039,983
	BLACKROCK INC	1,144	shares	**	1,224,469
	BROADCOM INC	8,979	shares	**	3,107,632
	CARVANA CO CL A	5,950	shares	**	2,511,019
	CHEVRON CORP	6,116	shares	**	932,140
	CHIPOTLE MEXICAN GRILL INC	7,443	shares	**	275,391
	CHUBB LTD	3,540	shares	**	1,104,905
	CINCINNATI FINANCIAL CORP	4,063	shares	**	663,569
	CINTAS CORP	726	shares	**	136,539
	CISCO SYSTEMS INC	11,901	shares	**	916,734
	COLGATE-PALMOLIVE CO	2,240	shares	**	177,005
	CONSTELLATION ENERGY CORP	926	shares	**	327,128
	CORNING INC	17,999	shares	**	1,575,992
	CROWDSTRIKE HOLDINGS INC	527	shares	**	247,037

CROWN CASTLE INC	4,705	shares	**	418,133
CUMMINS INC	1,995	shares	**	1,018,348
DANAHER CORP	1,504	shares	**	344,296
DATADOG INC CL A	712	shares	**	96,825
DOMINION ENERGY INC	17,325	shares	**	1,015,072
DOORDASH INC	1,296	shares	**	293,518
ELI LILLY & CO	1,823	shares	**	1,959,142
FASTENAL CO	17,906	shares	**	718,568
FORTIVE CORP	108,611	shares	**	5,996,413
GE AEROSPACE	3,655	shares	**	1,125,850
GE VERNOVA INC	654	shares	**	427,435
GOLDMAN SACHS GROUP INC	292	shares	**	256,668
INTUITIVE SURGICAL INC	1,581	shares	**	895,415
JOHNSON & JOHNSON	5,096	shares	**	1,054,617
LINDE PLC	430	shares	**	183,348
LOWES COS INC	3,799	shares	**	916,167
MARSH & MCLENNAN COS INC	1,010	shares	**	187,375
MASTERCARD INC CL A	2,471	shares	**	1,410,644
MEDLINE INC	1,306	shares	**	54,852
META PLATFORMS INC CL A	4,732	shares	**	3,123,546
MICROSOFT CORP	17,331	shares	**	8,381,618
MONDELEZ INTL INC	1,852	shares	**	99,693
MONOLITHIC POWER SYS INC	332	shares	**	300,912
MOODYS CORP	386	shares	**	197,188
MORGAN STANLEY	1,541	shares	**	273,574
NETFLIX INC	13,300	shares	**	1,247,008
NINTENDO LTD ADR	55,377	shares	**	933,656
NORFOLK SOUTHERN CORP	4,712	shares	**	1,360,449
NORTHROP GRUMMAN CORP	1,380	shares	**	786,890
NVIDIA CORP	47,251	shares	**	8,812,312
OLD DOMINION FREIGHT LINES INC	752	shares	**	117,914
ORACLE CORP	3,422	shares	**	666,982
PALANTIR TECHNOLOGIES INC	1,111	shares	**	197,480
PAYCHEX INC	5,261	shares	**	590,179
PHILIP MORRIS INTL INC	7,513	shares	**	1,205,085
PROCTER & GAMBLE CO	993	shares	**	142,307

PROGRESSIVE CORP OHIO	4,308	shares	**	981,018
ROPER TECHNOLOGIES INC	501	shares	**	223,010
ROSS STORES INC	1,504	shares	**	270,931
SCHWAB CHARLES CORP	13,296	shares	**	1,328,403
SEA LTD ADR	2,225	shares	**	283,843
SERVICENOW INC	5,917	shares	**	906,425
SHERWIN WILLIAMS CO	632	shares	**	204,787
SHOPIFY INC CL A	3,702	shares	**	595,911
STARBUCKS CORP	7,576	shares	**	637,975
STRYKER CORP	764	shares	**	268,523
SYNOPSYS INC	674	shares	**	316,591
TAIWAN SEMIC MFG CO LTD SP ADR	1,227	shares	**	372,873
TE CONNECTIVITY PLC	5,870	shares	**	1,335,484
TESLA INC	4,083	shares	**	1,836,207
TEXAS INSTRUMENTS INC	6,216	shares	**	1,078,414
THE BOOKING HOLDINGS INC	108	shares	**	578,376
THERMO FISHER SCIENTIFIC INC	635	shares	**	367,951
TJX COMPANIES INC NEW	1,963	shares	**	301,536
T-MOBILE US INC	2,651	shares	**	538,259
TRANSDIGM GROUP INC	111	shares	**	147,613
UNITEDHEALTH GROUP INC	3,595	shares	**	1,186,745
VERALTO CORP	342	shares	**	34,125
VISA INC CL A	5,207	shares	**	1,826,147
				$94,471,307
Brokeragelink
Brokeragelink	Combination of common stock, mutual funds, and ETF's			$77,796,825

			Total	$745,347,134
Loans
* Participant Loans	Interest rates range from 4.3% to 9.5% with maturity at various dates		**	$8,764,346

* Party in interest.
** Historical cost not required to be presented as all investments are participant-directed.